Subsequent Event - Additional Information (Detail) (Health Care Compliance Strategies, Inc. [Member], USD $) In Millions, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Feb. 12, 2015
Subsequent Event [Line Items]
Cash consideration paid for business acquisition	$ 12.8
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash consideration paid for business acquisition		$ 88.0